Income Tax Expense (Details) - Schedule of income tax expense	12 Months Ended
	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 AUD ($)
Numerical reconciliation of income tax expense and tax at the statutory rate
Loss before income tax expense	$ (327,483)	$ (222,475)	$ (2,695,679)	$ (2,781,899)
Tax at the statutory tax rate of 27.5% (Australian company tax rate)	(90,058)	(61,181)	(741,312)	(765,022)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Share-based payments	85,045	57,775	61,372	43,978
Other temporary differences not recognised	18,999	12,907	689,106	721,044
Income tax expense	$ 13,986	$ 9,501	$ 9,166